Income Taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal					$ (712)	$ (37)
State					73	61
Foreign					729	447
Deferred
Federal					334	332
State					806	705
Foreign					(294)	(789)
Total income tax provision	$ (969)	$ 390	$ (97)	$ 964	$ 936	$ 719